Cover	Jan. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Jan. 28, 2026
File Number	333-275161
Registrant Name	E-SMART CORP.
Entity Central Index Key	0001995920
TaxIdentification Number	35-2810816
Incorporation State	NV
Address Line1	7311 Oxford Ave
Address City	Philadelphia
state	PA
postal zip code	19111
area code	620
Phone Number	3079197
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false